Retirement Benefit Plan - Summary of Prudent Long-Term Assumptions (Detail) - BTPS [Member]	Jun. 30, 2017	Jun. 30, 2014
Nominal Rates [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Average single equivalent discount rate	2.60%	4.50%
Average long-term increase in RPI	3.40%	3.50%
Average long-term increase in CPI	2.40%	2.50%
Real Rates [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Average single equivalent discount rate	(0.80%)	1.00%
Average long-term increase in CPI	(1.00%)	(1.00%)